SENIOR NOTES' GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

June 28, 2014

	Issuers	Non-Wholly-owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Elim- inations	Consol- idated
Assets

Current assets:
Cash	$21,685	$7	$2,681	$4,723	$(8,294)	$20,802
Accounts receivable, net	—	12,338	128,876	4,922	(2,368)	143,768
Intercompany receivables	264,955	—	33,532	—	(298,487)	—
Cost and estimated earnings in excess of billings	—	—	21,018	761	—	21,779
Inventories	—	14,569	102,293	2,309	—	119,171
Other current assets	2,791	722	9,645	375	(298)	13,235

Total current assets	289,431	27,636	298,045	13,090	(309,447)	318,755
Property, plant and equipment, net	5,755	305,274	602,744	6,740	—	920,513
Goodwill	—	23,124	293,227	972	—	317,323
Intangible assets, net	—	592	14,683	—	—	15,275
Other assets	499,692	20,378	63,234	1,235	(538,765)	45,774

Total assets	$794,878	$377,004	$1,271,933	$22,037	$(848,212)	$1,617,640

Liabilities, Redeemable Noncontrolling Interest and Member’s Interest

Current liabilities:
Current portion of debt	$69,220	$1,018	$3,192	$—	$(4,210)	$69,220
Current portion of acquisition-related liabilities	1,141	—	17,898	—	—	19,039
Accounts payable	4,517	7,978	64,426	3,691	(2,368)	78,244
Accrued expenses	25,566	7,691	62,068	1,180	(8,592)	87,913
Intercompany payables	101,411	21,810	174,376	890	(298,487)	—
Billings in excess of costs and estimated earnings	—	—	4,877	25	—	4,902

Total current liabilities	201,855	38,497	326,837	5,786	(313,657)	259,318
Long-term debt	938,290	154,081	482,993	—	(637,074)	938,290
Acquisition-related liabilities	—	—	40,947	—	—	40,947
Other noncurrent liabilities	879	17,570	64,966	—	—	83,415

Total liabilities	1,141,024	210,148	915,743	5,786	(950,731)	1,321,970
Redeemable noncontrolling interest	—	—	—	—	26,825	26,825
Redeemable members’ interest	—	23,750	—	—	(23,750)	—
Total member’s interest	(346,146)	143,106	356,190	16,251	99,444	268,845

Total liabilities, redeemable noncontrolling interest and member’s interest	$794,878	$377,004	$1,271,933	$22,037	$(848,212)	$1,617,640

Condensed Consolidating Balance Sheets

December 28, 2013

	Issuers	Non-Wholly-owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Elim- inations	Consol- idated
Assets

Current assets:
Cash	$10,375	$9	$3,442	$3,631	$(2,540)	$14,917
Accounts receivable, net	—	4,587	93,102	3,100	(1,452)	99,337
Intercompany receivables	38,134	3,433	30,787	—	(72,354)	—
Cost and estimated earnings in excess of billings	—	—	10,539	228	—	10,767
Inventories	—	10,402	85,372	658	—	96,432
Other current assets	750	444	11,715	272	—	13,181

Total current assets	49,259	18,875	234,957	7,889	(76,346)	234,634
Property, plant and equipment, net	3,969	301,908	518,935	6,966	—	831,778
Goodwill	—	23,124	102,942	972	—	127,038
Intangible assets, net	—	642	14,505	—	—	15,147
Other assets	296,494	17,973	37,535	1,303	(314,108)	39,197

Total assets	$349,722	$362,522	$908,874	$17,130	$(390,454)	$1,247,794

Liabilities, Redeemable Noncontrolling Interest and Member’s Interest

Current liabilities:
Current portion of debt	$26,010	$1,018	$3,192	$—	$—	$30,220
Current portion of acquisition-related liabilities	2,000	—	8,635	—	—	10,635
Accounts payable	5,455	9,387	57,142	1,572	(1,452)	72,104
Accrued expenses	12,041	9,185	37,342	1,223	(2,540)	57,251
Intercompany payables	—	—	71,556	798	(72,354)	—
Billings in excess of costs and estimated earnings	—	—	8,837	426	—	9,263

Total current liabilities	45,506	19,590	186,704	4,019	(76,346)	179,473
Long-term debt	19,587	154,590	484,590	—	—	658,767
Acquisition-related liabilities	85	—	23,671	—	—	23,756
Other noncurrent liabilities	959	20,306	56,215	—	—	77,480

Total liabilities	66,137	194,486	751,180	4,019	(76,346)	939,476
Redeemable noncontrolling interest	—	—	—	—	24,767	24,767
Redeemable members’ interest	—	23,450	—	—	(23,450)	—
Total member’s interest	283,585	144,586	157,694	13,111	(315,425)	283,551

Total liabilities, redeemable noncontrolling interest and member’s interest	$349,722	$362,522	$908,874	$17,130	$(390,454)	$1,247,794

Condensed Consolidating Balance Sheets

December 28, 2013

	Summit Materials, LLC (Parent)	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash	$10,375	$9	$3,442	$3,631	$(2,540)	$14,917
Accounts receivable, net	—	4,587	93,102	3,100	(1,452)	99,337
Intercompany receivables	38,134	3,433	30,787	—	(72,354)	—
Cost and estimated earnings in excess of billings	—	—	10,539	228	—	10,767
Inventories	—	10,402	85,372	658	—	96,432
Other current assets	750	444	11,715	272	—	13,181

Total current assets	49,259	18,875	234,957	7,889	(76,346)	234,634
Property, plant and equipment, net	3,969	301,908	518,935	6,966	—	831,778
Goodwill	—	23,124	102,942	972	—	127,038
Intangible assets, net	—	642	14,505	—	—	15,147
Other assets	296,494	17,973	37,535	1,303	(314,108)	39,197

Total assets	$349,722	$362,522	$908,874	$17,130	$(390,454)	$1,247,794

Liabilities, Redeemable Noncontrolling Interest and Member’s Interest
Current liabilities:
Current portion of debt	$26,010	$1,018	$3,192	$—	$—	$30,220
Current portion of acquisition-related liabilities	2,000	—	8,635	—	—	10,635
Accounts payable	5,455	9,387	57,142	1,572	(1,452)	72,104
Accrued expenses	12,041	9,185	37,342	1,223	(2,540)	57,251
Intercompany payables	—	—	71,556	798	(72,354)	—
Billings in excess of costs and estimated earnings	—	—	8,837	426	—	9,263

Total current liabilities	45,506	19,590	186,704	4,019	(76,346)	179,473
Long-term debt	19,587	154,590	484,590	—	—	658,767
Acquisition-related liabilities	85	—	23,671	—	—	23,756
Other noncurrent liabilities	959	20,306	56,215	—	—	77,480

Total liabilities	66,137	194,486	751,180	4,019	(76,346)	939,476
Redeemable noncontrolling interest	—	—	—	—	24,767	24,767
Redeemable members’ interest	—	23,450	—	—	(23,450)	—
Total member’s interest	283,585	144,586	157,694	13,111	(315,425)	283,551

Total liabilities, redeemable noncontrolling interest and member’s interest	$349,722	$362,522	$908,874	$17,130	$(390,454)	$1,247,794

Condensed Consolidating Balance Sheets

December 29, 2012

	Summit Materials, LLC (Parent)	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash	$697	$397	$30,981	$680	$(5,324)	$27,431
Accounts receivable, net	—	7,421	90,765	3,255	(1,143)	100,298
Intercompany receivables	14,931	15,557	9,018	—	(39,506)	—
Cost and estimated earnings in excess of billings	—	—	11,428	147	—	11,575
Inventories	—	7,073	84,555	1,349	—	92,977
Other current assets	25	726	8,447	2,409	(1,539)	10,068

Total current assets	15,653	31,174	235,194	7,840	(47,512)	242,349
Property, plant and equipment, net	1,074	287,677	517,994	6,862	—	813,607
Goodwill	—	23,124	155,024	972	—	179,120
Intangible assets, net	—	742	7,864	—	—	8,606
Other assets	374,581	11,891	161,442	1,315	(511,698)	37,531

Total assets	$391,308	$354,608	$1,077,518	$16,989	$(559,210)	$1,281,213

Liabilities, Redeemable Noncontrolling Interest and Member’s Interest
Current liabilities:
Current portion of debt	$—	$965	$3,035	$—	$—	$4,000
Current portion of acquisition-related liabilities	—	—	9,525	—	—	9,525
Accounts payable	2,745	6,715	51,179	2,138	(1,143)	61,634
Accrued expenses	6,877	10,742	38,050	1,015	(6,862)	49,822
Intercompany payables	—	—	33,396	6,110	(39,506)	—
Billings in excess of costs and estimated earnings	—	—	6,656	270	—	6,926

Total current liabilities	9,622	18,422	141,841	9,533	(47,511)	131,907
Long-term debt	—	155,394	480,449	—	—	635,843
Acquisition-related liabilities	—	—	23,919	—	—	23,919
Other noncurrent liabilities	395	27,091	56,780	—	—	84,266

Total liabilities	10,017	200,907	702,989	9,533	(47,511)	875,935
Redeemable noncontrolling interest	—	—	—	—	22,850	22,850
Redeemable members’ interest	—	22,850	—	—	(22,850)	—
Total member’s interest	381,291	130,851	374,529	7,456	(511,699)	382,428

Total liabilities, redeemable noncontrolling interest and member’s interest	$391,308	$354,608	$1,077,518	$16,989	$(559,210)	$1,281,213

Schedule of Condensed Consolidating Statements of Operations

Condensed Consolidating Statements of Operations

For the six months ended June 28, 2014

	Issuers	Non-Wholly-owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Elim- inations	Consol- idated
Revenue	$—	$35,264	$427,717	$21,274	$(8,869)	$475,386

Cost of revenue (excluding items shown separately below)	—	27,626	328,318	13,362	(8,869)	360,437
General and administrative expenses	17,690	3,574	53,521	566	—	75,351
Depreciation, depletion, amortization and accretion	642	6,777	32,731	545	—	40,695

Operating (loss) income	(18,332)	(2,713)	13,147	6,801	—	(1,097)
Other expense (income), net	7,725	(1,358)	(1,553)	45	(5,750)	(891)
Interest expense	13,668	5,857	24,415	56	(3,526)	40,470

(Loss) income from continuing operations before taxes	(39,725)	(7,212)	(9,715)	6,700	9,276	(40,676)
Income tax benefit	(1,427)	—	(33)	—	—	(1,460)

(Loss) income from continuing operations	(38,298)	(7,212)	(9,682)	6,700	9,276	(39,216)
Income from discontinued operations	—	—	(349)	—	—	(349)

Net (loss) income	(38,298)	(7,212)	(9,333)	6,700	9,276	(38,867)
Net loss attributable to noncontrolling interest	—	—	—	—	(569)	(569)

Net (loss) income attributable to member of Summit Materials, LLC	$(38,298)	$(7,212)	$(9,333)	$6,700	$9,845	$(38,298)

Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(38,298)	$(6,394)	$(9,333)	$6,700	$9,600	$(37,725)

Condensed Consolidating Statements of Operations

For the six months ended June 29, 2013

	Issuers	Non-Wholly-owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Elim- inations	Consol- idated
Revenue	$—	$32,799	$314,895	$20,486	$(6,509)	$361,671

Cost of revenue (excluding items shown separately below)	—	27,833	243,357	13,235	(6,509)	277,916
General and administrative expenses	2,896	5,083	67,296	584	—	75,859
Depreciation, depletion, amortization and accretion	44	5,532	29,938	512	—	36,026

Operating (loss) income	(2,940)	(5,649)	(25,696)	6,155	—	(28,130)
Other expense (income), net	51,549	(1,295)	1,529	174	(48,679)	3,278
Interest expense	—	5,423	24,095	239	(1,908)	27,849

(Loss) income from continuing operations before taxes	(54,489)	(9,777)	(51,320)	5,742	50,587	(59,257)
Income tax benefit	—	—	(3,347)	—	—	(3,347)

(Loss) income from continuing operations	(54,489)	(9,777)	(47,973)	5,742	50,587	(55,910)
Loss from discontinued operations	—	—	97	—	—	97

Net (loss) income	(54,489)	(9,777)	(48,070)	5,742	50,587	(56,007)
Net loss attributable to noncontrolling interest	—	—	—	—	(1,518)	(1,518)

Net (loss) income attributable to member of Summit Materials, LLC	$(54,489)	$(9,777)	$(48,070)	$5,742	$52,105	$(54,489)

Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income

Year ended December 28, 2013

	Summit Materials LLC (Parent)	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Total revenue	$—	$80,759	$807,921	$41,910	$(14,389)	$916,201

Cost of revenue (excluding items shown separately below)	—	55,241	611,799	24,401	(14,389)	677,052
General and administrative expenses	7,241	7,673	125,778	1,308	—	142,000
Goodwill impairment	—	—	68,202	—	—	68,202
Depreciation, depletion, amortization and accretion	465	11,378	60,078	1,013	—	72,934
Transaction costs	—	—	3,990	—	—	3,990

Operating (loss) income	(7,706)	6,467	(61,926)	15,188	—	(47,977)
Other expense (income), net	99,085	(3,737)	(3,410)	274	(90,834)	1,378
Interest expense	—	10,702	49,591	382	(4,232)	56,443

(Loss) income from continuing operations before taxes	(106,791)	(498)	(108,107)	14,532	95,066	(105,798)
Income tax expense	—	—	(2,647)	—	—	(2,647)

(Loss) income from continuing operations	(106,791)	(498)	(105,460)	14,532	95,066	(103,151)
Loss from discontinued operations	—	—	528	—	—	528

Net (loss) income	(106,791)	(498)	(105,988)	14,532	95,066	(103,679)
Net income attributable to noncontrolling interest	—	—	—	—	3,112	3,112

Net (loss) income attributable to member of Summit Materials, LLC	$(106,791)	$(498)	$(105,988)	$14,532	$91,954	$(106,791)

Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(106,791)	$3,909	$(105,988)	$14,532	$90,632	$(103,706)

Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income

Year ended December 29, 2012

	Summit Materials LLC (Parent)	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Total revenue	$—	$81,516	$824,796	$33,074	$(13,132)	$926,254

Cost of revenue (excluding items shown separately below)	—	58,319	649,577	18,582	(13,132)	713,346
General and administrative expenses	8	6,235	119,645	1,327	—	127,215
Depreciation, depletion, amortization and accretion	81	10,093	57,080	1,036	—	68,290
Transaction costs	—	—	1,988	—	—	1,988

Operating (loss) income	(89)	6,869	(3,494)	12,129	—	15,415
Other expense (income), net	52,400	(2,065)	6,630	(101)	(48,577)	8,287
Interest expense	—	12,045	47,293	633	(1,892)	58,079

(Loss) income from continuing operations before taxes	(52,489)	(3,111)	(57,417)	11,597	50,469	(50,951)
Income tax expense	5	—	(3,925)	—	—	(3,920)

(Loss) income from continuing operations	(52,494)	(3,111)	(53,492)	11,597	50,469	(47,031)
Loss from discontinued operations	—	—	3,546	—	—	3,546

Net (loss) income	(52,494)	(3,111)	(57,038)	11,597	50,469	(50,577)
Net income attributable to noncontrolling interest	—	—	—	—	1,919	1,919

Net (loss) income attributable to member of Summit Materials, LLC	$(52,494)	$(3,111)	$(57,038)	$11,597	$48,550	$(52,496)

Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(52,494)	$(6,759)	$(57,038)	$11,597	$49,645	$(55,049)

Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income

Year ended December 31, 2011

	Summit Materials LLC (Parent)	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Total revenue	$—	$70,064	$700,916	$21,566	$(3,470)	$789,076

Cost of revenue (excluding items shown separately below)	—	41,221	542,699	17,204	(3,470)	597,654
General and administrative expenses	1,453	3,933	89,011	1,429	—	95,826
Depreciation, depletion, amortization and accretion	87	9,697	50,640	953	—	61,377
Transaction costs	—	—	9,120	—	—	9,120

Operating (loss) income	(1,540)	15,213	9,446	1,980	—	25,099
Other expense (income), net	8,510	(61)	(24,375)	124	(5,442)	(21,244)
Interest expense	—	14,004	33,685	647	(552)	47,784

(Loss) income from continuing operations before taxes	(10,050)	1,270	136	1,209	5,994	(1,441)
Income tax expense	—	—	3,408	—	—	3,408

(Loss) income from continuing operations	(10,050)	1,270	(3,272)	1,209	5,994	(4,849)
Loss from discontinued operations	—	—	5,201	—	—	5,201

Net (loss) income	(10,050)	1,270	(8,473)	1,209	5,994	(10,050)
Net income attributable to noncontrolling interest	695	—	695	—	(695)	695

Net (loss) income attributable to member of Summit Materials, LLC	$(10,745)	$1,270	$(9,168)	$1,209	$6,689	$(10,745)

Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(9,375)	$(4,405)	$(13,473)	$1,209	$10,994	$(15,050)

Schedule of Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows

For the six months ended June 28, 2014

	Issuers	Non-Wholly-owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Elim- inations	Consol- idated
Net cash (used in) provided by operating activities	$(18,665)	$(13,153)	$(13,412)	$168	$(818)	$(45,880)

Cash flow from investing activities:
Acquisitions, net of cash acquired	(181,754)	—	(53,116)	—	—	(234,870)
Purchase of property, plant and equipment	(2,428)	(11,829)	(34,666)	(337)	—	(49,260)
Proceeds from the sale of property, plant, and equipment	—	—	5,912	73	—	5,985
Other	—	—	(409)	—	1,166	757

Net cash used for investing activities	(184,182)	(11,829)	(82,279)	(264)	1,166	(277,388)

Cash flow from financing activities:
Proceeds from investment by member	24,350	—	—	1,166	(1,166)	24,350
Net proceeds from debt issuance	424,750	—	—	—	—	424,750
Loans received from and payments made on loans from other Summit Companies	(123,441)	25,234	104,121	22	(5,936)	—
Payments on long-term debt	(104,060)	(254)	(4,932)	—	—	(109,246)
Payments on acquisition-related liabilities	(1,000)	—	(3,259)	—	—	(4,259)
Financing costs	(6,354)	—	—	—	—	(6,354)
Other	(88)	—	(1,000)	—	1,000	(88)

Net cash provided by (used for) financing activities	214,157	24,980	94,930	1,188	(6,102)	329,153

Net increase (decrease) in cash	11,310	(2)	(761)	1,092	(5,754)	5,885

Cash—Beginning of period	10,375	9	3,442	3,631	(2,540)	14,917

Cash—End of period	$21,685	$7	$2,681	$4,723	$(8,294)	$20,802

Condensed Consolidating Statements of Cash Flows

For the six months ended June 29, 2013

	Issuers	Non-Wholly-owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Elim- inations	Consol- idated
Net cash (used in) provided by operating activities	$(28)	$(12,542)	$(39,989)	$4,799	$—	$(47,760)

Cash flow from investing activities:
Acquisitions, net of cash acquired	—	—	(60,779)	—	—	(60,779)
Purchase of property, plant and equipment	(766)	(15,214)	(23,514)	(1,034)	—	(40,528)
Proceeds from the sale of property, plant, and equipment	—	—	7,086	—	—	7,086

Net cash used for investing activities	(766)	(15,214)	(77,207)	(1,034)	—	(94,221)

Cash flow from financing activities:
Net proceeds from debt issuance	189,681	—	—	—	—	189,681
Loans received from and payments made on loans from other Summit Companies	(124,587)	27,367	100,970	(4,338)	588	—
Payments on long-term debt	(61,343)	—	—	—	—	(61,343)
Payments on acquisition-related liabilities	—	—	(3,426)	—	—	(3,426)
Financing costs	(2,707)	—	—	—	—	(2,707)

Net cash provided by (used for) financing activities	1,044	27,367	97,544	(4,338)	588	122,205

Net (decrease) increase in cash	250	(389)	(19,652)	(573)	588	(19,776)

Cash—Beginning of period	697	397	30,981	680	(5,324)	27,431

Cash—End of period	$947	$8	$11,329	$107	$(4,736)	$7,655

Condensed Consolidating Statements of Cash Flows

Year ended December 28, 2013

	Summit Materials, LLC (Parent)	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Net cash (used for) provided by operating activities	$(232)	$9,003	$44,746	$12,895	$—	$66,412

Cash flow from investing activities:
Acquisitions, net of cash acquired	—	—	(61,601)	—	—	(61,601)
Purchase of property, plant and equipment	(3,359)	(24,896)	(36,629)	(1,115)	—	(65,999)
Proceeds from the sale of property, plant, and equipment	—	3	16,020	62	—	16,085

Net cash used for investing activities	(3,359)	(24,893)	(82,210)	(1,053)	—	(111,515)

Cash flow from financing activities
Net proceeds from debt issuance	230,817	—	—	—	—	230,817
Loans received from and payments made on loans from other Summit Companies	(29,121)	15,502	19,726	(8,891)	2,784	—
Payments on long-term debt	(188,424)	—	—	—	—	(188,424)
Payments on acquisition-related liabilities	—	—	(9,801)	—	—	(9,801)
Other	(3)	—	—	—	—	(3)

Net cash provided by (used for) financing activities	13,269	15,502	9,925	(8,891)	2,784	32,589

Net decrease (increase) in cash	9,678	(388)	(27,539)	2,951	2,784	(12,514)
Cash—Beginning of period	697	397	30,981	680	(5,324)	27,431

Cash—End of period	$10,375	$9	$3,442	$3,631	$(2,540)	$14,917

Condensed Consolidating Statements of Cash Flows

Year ended December 29, 2012

	Summit Materials, LLC (Parent)	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Net cash provided by operating activities	$4,845	$12,806	$36,649	$8,217	$(238)	$62,279

Cash flow from investing activities:
Acquisitions, net of cash acquired	—	—	(48,757)	—	—	(48,757)
Purchase of property, plant and equipment	(762)	(12,174)	(31,818)	(734)	—	(45,488)
Proceeds from the sale of property, plant, and equipment	—	69	8,577	190	—	8,836
Other	—	—	69	—	—	69

Net cash used for investing activities	(762)	(12,105)	(71,929)	(544)	—	(85,340)

Cash flow from financing activities
Net proceeds from debt issuance	713,378	(17)	—	—	—	713,361
Loans received from and payments made on loans from other Summit Companies	(25,371)	(295)	39,783	(8,793)	(5,324)	—
Payments on long-term debt	(697,438)	—	—	—	—	(697,438)
Payments on acquisition-related liabilities	—	—	(7,519)	—	—	(7,519)
Other	(656)	—	—	(284)	238	(702)

Net cash (used for) provided by financing activities	(10,087)	(312)	32,264	(9,077)	(5,086)	7,702

Net decrease (increase) in cash	(6,004)	389	(3,016)	(1,404)	(5,324)	(15,359)
Cash—Beginning of period	6,701	8	33,997	2,084	—	42,790

Cash—End of period	$697	$397	$30,981	$680	$(5,324)	$27,431

Condensed Consolidating Statements of Cash Flows

Year ended December 31, 2011

	Summit Materials, LLC (Parent)	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Net cash provided by operating activities	$(824)	$3,808	$17,262	$2,586	$421	$23,253

Cash flow from investing activities:
Acquisitions, net of cash acquired	—	—	(161,073)	—	—	(161,073)
Purchase of property, plant and equipment	(11)	(5,933)	(31,210)	(1,502)	—	(38,656)
Proceeds from the sale of property, plant, and equipment	—	168	6,880	109	—	7,157
Proceeds from the sale of investments	—	—	377	(136)	—	241
Cash contribution to affiliates	(135,530)	—	—	—	135,530	—

Net cash used for investing activities	(135,541)	(5,765)	(185,026)	(1,529)	135,530	(192,331)

Cash flow from financing activities
Proceeds from investment by member	103,630	—	135,530	421	(135,951)	103,630
Net proceeds from debt issuance	—	36,456	60,292	—	—	96,748
Payments on long-term debt	—	(34,500)	(14,500)	—	—	(49,000)
Payments on acquisition-related liabilities	—	—	(4,593)	—	—	(4,593)
Other	—	—	—	(10)	—	(10)

Net cash (used for) provided by financing activities	103,630	1,956	176,729	411	(135,951)	146,775

Net decrease (increase) in cash	(32,735)	(1)	8,965	1,468	—	(22,303)
Cash—Beginning of period	39,436	9	25,032	616	—	65,093

Cash—End of period	$6,701	$8	$33,997	$2,084	$—	$42,790